Accounts Receivable, Net - Schedule of Accounts Receivable (Details) ¥ in Thousands, $ in Thousands	Mar. 31, 2025 CNY (¥)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 CNY (¥)	Mar. 31, 2023 CNY (¥)	Mar. 31, 2022 CNY (¥)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance of expected credit loss	¥ (154)		¥ (486)	¥ (602)	¥ (469)
Total	29,318	$ 4,040	50,118
Product sales [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable	26,739		47,672
Online marketing and information service and other service [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable	¥ 2,733		¥ 2,932